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               Prudential Europe Growth Fund, Inc.
                      Gateway Center Three
                       100 Mulberry Street
                  Newark, New Jersey 07102-4077

                                                July 7, 1997

Securities and Exchange Commission
Judiciary Plaza
450 Fifth Street, N.W.
Washington, DC  20549

     ATTN:  Office of Filings, Information and Consumer Services

     RE:    Prudential Europe Growth Fund, Inc.
            Registration Nos. 33-53151 and 811-07167

Dear Sir/Madam:

     Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, please accept this letter as certification that the prospectus and statement of additional information for the above-referenced Fund does not differ from that contained in Post-Effective Amendment No. 5 to the Fund's Registration Statement on Form N-1A, which was filed electronically on July 2, 1997.

     Any comments on this filing should be directed to Caren A. Cunningham at (201) 367-1496.

     Please return an electronic transmittal as evidence of your receipt of this filing.
                                       Sincerely yours,

                                       /s/ Caren A. Cunningham
                                       Caren A. Cunningham
                                       Assistant General Counsel